CONSOLIDATED BALANCE SHEETS	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 19,433,000	¥ 134,924,000	¥ 606,796,000
Accounts receivable (net of allowance for doubtful accounts of RMB54,638 and RMB63,921(US$9,207) as of December 31, 2015 and 2016, respectively)	27,450,000	190,587,000	243,431,000
Prepaid expenses and other current assets	8,206,000	56,976,000	31,560,000
Short term investment			26,169,000
Deferred tax assets			17,923,000
Amount due from a subsidiary held for sale	7,658,000	53,169,000	435,000
Assets held for sale	182,988,000	1,270,483,000	1,060,543,000
Total current assets	245,735,000	1,706,139,000	1,986,857,000
Non-current assets:
Property and equipment, net			499,946,000
Intangible assets, net			10,898,000
Long term investments	4,920,000	34,159,000	50,157,000
Deferred tax assets			11,368,000
Long term deposits and other non-current assets	5,261,000	36,525,000	59,390,000
Total non-current assets	10,181,000	70,684,000	631,759,000
TOTAL ASSETS	255,916,000	1,776,823,000	2,618,616,000
Current liabilities:
Short-term loan (including short-term loan of the VIEs without recourse to the Company of nil and RMB29,311 (US$4,222) as of December 31, 2015 and 2016, respectively)	4,222,000	29,311,000
Accounts payable (including accounts payable of the VIEs without recourse to the Company of RMB202,223 and RMB298,231 (US$42,954) as of December 31, 2015 and 2016, respectively)	43,435,000	301,569,000	205,593,000
Accrued employee benefits (including accrued employee benefits of the VIEs without recourse to the Company of RMB33,151 and RMB36,159 (US$5,208) as of December 31, 2015 and 2016, respectively)	6,659,000	46,233,000	44,690,000
Accrued expenses and other payables (including accrued expenses and other payables of the VIEs without recourse to the Company of RMB61,195 and RMB30,933 (US$4,455) as of December 31, 2015 and 2016, respectively)	7,590,000	52,697,000	76,409,000
Income tax payable (including income taxes payable of the VIEs without recourse to the Company of RMB6,884 and RMB6,121 (US$882) as of December 31, 2015 and 2016, respectively)	2,005,000	13,924,000	13,513,000
Liabilities for uncertain tax positions (including liabilities for uncertain tax positions of the VIEs without recourse to the Company of RMB6,006 and RMB4,689 (US$675) as of December 31, 2015 and 2016, respectively)	1,443,000	10,020,000	11,337,000
Amounts due to related parties	3,000	18,000	18,000
Current portion of long term loan (including current portion of long term loan of the VIEs without recourse to the Company of nil and nil as of December 31, 2015 and 2016, respectively)	553,000	3,840,000	7,180,000
Current portion of capital lease obligations (including current portion of capital lease obligations of the VIEs without recourse to the Company of RMB69,918 and RMB72,614 (US$10,459) as of December 31, 2015 and 2016, respectively)	10,493,000	72,851,000	70,615,000
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of RMB16,360 and RMB13,000 (US$1,872) as of December 31, 2015 and 2016, respectively)	1,872,000	13,000,000	16,360,000
Amount due to a subsidiary held for sale (including amount due to a subsidiary held for sale of the VIEs without recourse to the Company of RMB297,935 and RMB12,606(US$1,816) as of December 31, 2015 and 2016, respectively)	2,602,000	18,063,000	319,536,000
Liabilities held for sale	187,622,000	1,302,658,000	1,014,449,000
Total current liabilities	268,499,000	1,864,184,000	1,779,700,000
Non-current liabilities:
Long-term loan			4,340,000
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the VIEs without recourse to the Company of RMB104,213 and RMB43,951 (US$6,330) as of December 31, 2015 and 2016, respectively)	6,330,000	43,951,000	104,450,000
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of RMB8,439 and RMB11,208 (US$1,614) as of December 31, 2015 and 2016, respectively)	1,614,000	11,208,000	8,439,000
Total non-current liabilities	7,944,000	55,159,000	117,229,000
Total liabilities	276,443,000	1,919,343,000	1,896,929,000
Commitments and contingencies
Shareholders' equity / (deficit)
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 400,069,875 and 409,339,219 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	48,000	334,000	310,000
Additional paid-in capital	225,033,000	1,562,408,000	1,473,468,000
Treasury stock	(3,533,000)	(24,531,000)	(94,275,000)
Statutory reserves	191,000	1,326,000	1,326,000
Accumulated deficit	(242,324,000)	(1,682,459,000)	(663,506,000)
Accumulated other comprehensive income	103,000	717,000	3,903,000
Total ChinaCache International Holdings Ltd. shareholders' equity / (deficit)	(20,482,000)	(142,205,000)	721,226,000
Noncontrolling interest	(45,000)	(315,000)	461,000
Total shareholder's equity / (deficit)	(20,527,000)	(142,520,000)	721,687,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY / (DEFICIT)	$ 255,916,000	¥ 1,776,823,000	¥ 2,618,616,000